Note Loans (Loans held-for-sale in non-performing status) (Detail) - Loans Held-for-Sale - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 45,169	$ 18,899
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	45,074	309
Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	95	0
Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0	14,041
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 0	$ 4,549